Loss per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Share

	For the six month period ended June 30,
	2022	2021
Net loss for the period (in thousands of euros)	(26,357)	(30,420)
Weighted average number of shares	34,841,876	34,619,072
Basic loss per share (in euros)	(0.76)	(0.88)
Diluted loss per share (in euros)	(0.76)	(0.88)